Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Changes in Goodwill

The changes in goodwill in 2018 and 2017 were as follows:

	2018	2017
Balances as of January 1
Cost	9,020	9,029
Accumulated impairment	(154)	(186)
Book value	8,866	8,843
Changes in book value:
Acquisitions	11	-
Purchase accounting and other adjustments related to Freescale acquisition	-	(28)
Translation differences	(20)	51
Total changes	(9)	23
Balances as of December 31
Cost	8,971	9,020
Accumulated impairment	(114)	(154)
Book value	8,857	8,866